Note 9 - Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016
Intangible assets, cost	$ 271,874	$ 232,403
Intangible assets, amortization cost	126,429	98,841
Intangible assets. net	145,445	133,562
Customer Relationships [Member]
Intangible assets, cost	125,057	107,743
Intangible assets, amortization cost	56,509	45,853
Developed Technology Rights [Member]
Intangible assets, cost	137,587	117,586
Intangible assets, amortization cost	64,879	48,295
Trade Names [Member]
Intangible assets, cost	6,314	4,515
Intangible assets, amortization cost	3,335	3,128
Noncompete Agreements [Member]
Intangible assets, cost	2,916	2,559
Intangible assets, amortization cost	$ 1,706	$ 1,565